Shareholder Report, Holdings (Details)	May 31, 2024
C000016785 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000016785 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000016785 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016785 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016785 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016785 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016785 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016785 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016785 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016785 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016785 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016785 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016785 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016785 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016785 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016785 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016785 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016785 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016785 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016785 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016785 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016785 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016786 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000016786 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000016786 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016786 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016786 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016786 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016786 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016786 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016786 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016786 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016786 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016786 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016786 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016786 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016786 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016786 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016786 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016786 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016786 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016786 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016786 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016786 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016786 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016782 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000016782 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000016782 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016782 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016782 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016782 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016782 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016782 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016782 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016782 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016782 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016782 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016782 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016782 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016782 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016782 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016782 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016782 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016782 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016782 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016782 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016782 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016782 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016787 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000016787 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000016787 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016787 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016787 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016787 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016787 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016787 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016787 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016787 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016787 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016787 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016787 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016787 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016787 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016787 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016787 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016787 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016787 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016787 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016787 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016787 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016787 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%